UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1:	Schedule of Investments

Vanguard International Explorer Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (99.1%)

Australia (2.6%)
^ James Hardie Industries NV	2,344,838	14,857
Ansell Ltd.	1,483,284	14,849
Just Group Ltd.	3,254,735	13,078
Iluka Resources Ltd.	2,300,000	11,571
Lion Nathan Ltd.	1,530,706	10,974
Computershare Ltd.	1,200,000	10,064
Sonic Healthcare Ltd.	750,000	9,742

		85,135

Austria (1.0%)
* Austriamicrosystems AG	306,423	17,683
Schoeller-Bleckmann Oilfield Equipment AG	112,000	9,069
* Kapsch TrafficCom AG	118,605	6,260

		33,012

Belgium (1.5%)
^ Compagnie Nationale a Portefeuille	290,000	20,501
Sofina SA	130,000	15,829
Fluxys D Shares	4,000	14,061

		50,391

Brazil (0.1%)
Lojas Americanas SA Pfd.	50,000,000	4,480

Canada (1.3%)
Niko Resources Ltd.	451,178	40,914

China (1.1%)
Shenzhen Expressway Co. Ltd.	19,400,000	18,063
Jiangsu Expressway Co. Ltd. H Shares	11,000,000	10,978
^ The Guangshen Railway Co., Ltd.	6,800,000	5,255

		34,296

Denmark (0.4%)
^ Trygvesta A/S	150,000	11,978

Finland (3.1%)
YIT Oyj	1,650,000	51,888
Uponor Oyj	777,504	28,348
^ OKO Bank (Osuuspankkien Keskuspankki Oyj)	446,599	7,764
^ F-Secure Oyj	2,234,483	7,622
Cargotec Corp.	63,520	3,296
Teleste Oyj	200,000	2,776

		101,694

France (7.1%)
^1 Saft Groupe SA	1,300,000	56,599
^ Kaufman & Broad SA	600,000	43,154
Nexity	525,000	39,191
^ Groupe Bourbon SA	440,212	28,556
* Alten	410,000	15,208
^ Cegereal	222,906	11,644
^ Altamir Amboise	529,598	8,554
* Store Promesses	359,476	7,173
Fonciere Des Regions	45,000	6,756
* Carrere Group	240,000	6,136
^ Virbac SA	65,865	5,644
^ HF Co.	63,145	1,591
*^ Groupe Partouche SA	51,928	1,005
Les Nouveaux Constructeurs SA	26,368	782
* Altamir Aboise Call Warrants Exp. 9/19/08	494,155	264

		232,257

Germany (8.0%)
Rheinmetall AG	580,000	51,479
MTU Aero Engines Holdings AG	760,000	51,302
Aareal Bank AG	670,000	31,602
^ Demag Cranes AG NPV Registered	600,000	28,268
IDS Scheer AG	900,000	19,892
Bilfinger Berger AG	225,000	19,267
Grenkeleasing AG	412,300	17,518
* Thielert AG	585,750	15,679
1 cash.life AG	440,000	11,732
* Steico AG	235,756	6,028
HCI Capital AG	213,098	4,374
*^ Verbio AG	390,100	3,023

		260,164

Greece (3.6%)
Babis Vovos International	1,132,243	35,844
Postal Savings Bank	1,300,000	28,617
* Symrise AG	900,000	25,553
Fourlis SA	591,797	18,592
Public Power Corp.	300,000	8,933

		117,539

Hong Kong (1.8%)
Hopewell Holdings Ltd.	4,398,000	18,989
Dah Sing Financial Group	2,000,400	18,224
^ ASM Pacific Technology Ltd.	1,400,000	12,829
Kowloon Development Co., Ltd.	4,037,000	8,866

		58,908

India (0.1%)
* Infrastructure Development Finance Co Ltd. Warrants Exp. 01/20/10	1,000,000	3,350

Indonesia (1.5%)
PT Bank Central Asia Tbk	47,924,500	32,129
PT Bank Rakyat Indonesia Tbk	27,000,000	18,010

		50,139

Ireland (1.3%)
DCC PLC	1,462,850	43,146

Italy (4.8%)
Compagnie Industriali Riunite SpA	9,500,000	36,496
^ Azimut Holding SpA	2,077,208	34,308
ACEA SpA	1,800,000	33,051
^ Italmobiliare SpA	151,377	20,506
Italmobiliare SpA Non-Convertible Risp.	157,074	15,614
Antichi Pellettieri SpA	1,018,784	14,770

		154,745

Japan (16.3%)
^ Union Tool Co.	360,700	16,812
Tsuruha Holdings, Inc.	374,400	15,072
^ Nichicon Corp.	949,600	14,872
Obic Co., Ltd.	73,200	14,435
^ KOA Corp.	940,700	14,096
Chugoku Marine Paints, Ltd.	1,071,000	14,057
Aica Kogyo Co., Ltd.	1,201,800	13,983
Nippon Sanso Corp.	1,533,000	13,771
^ Musashi Seimitsu Industry Co., Ltd.	517,700	13,448
Exedy Corp.	426,200	12,760
^ MISUMI Group Inc.	736,800	12,566
^ Kissei Pharmaceutical Co.	690,000	12,328
^ Sato Corp.	662,400	11,950
^ Amano Corp.	873,100	11,725
Nissan Chemical Industries, Ltd.	933,000	11,612
The Tokyo Tomin Bank, Ltd.	333,200	11,555
Nifco Inc.	474,300	11,147
^ Sysmex Corp.	287,300	11,107
NAFCO Co., Ltd.	377,600	10,937
Tokyo Ohka Kogyo Co., Ltd.	500,000	10,730
H.I.S Co., Ltd.	401,200	10,316
^ Trusco Nakayama Corp.	520,600	10,100
^ Furukawa-Sky Aluminum Corp.	2,382,000	9,959
^ Nishimatsuya Chain Co., Ltd.	606,600	9,844
^ Sumida Corp.	642,600	9,669
Tsumura & Co.	551,400	9,494
^ JSP Corp.	757,900	9,416
Dowa Mining Co. Ltd.	787,000	9,396
Ushio Inc.	485,500	9,260
Lintec Corp.	453,000	8,921
Chiyoda Co., Ltd.	447,700	8,652
Inaba Denki Sangyo Co., Ltd.	245,500	8,470
Nitta Corp.	382,500	8,455
^ Arisawa Manufacturing Co., Ltd.	800,000	8,222
The Hiroshima Bank, Ltd.	1,294,000	7,325
Bank of Okinawa, Ltd	199,600	6,955
^ Enplas Corp.	456,200	6,952
Tsutsumi Jewerly Co., Ltd.	270,800	6,744
^ Alpen Co., Ltd.	339,600	6,414
^ Honeys Co., Ltd.	153,400	5,935
Sumitomo Osaka Cement Co., Ltd.	2,303,000	5,858
Japan Aviation Electronics Industry, Ltd.	392,000	5,845
^ Net One Systems Co., Ltd.	4,550	5,764
Ryosan Co., Ltd.	224,400	5,568
Santen Pharmaceutical Co., Ltd.	222,000	5,238
Nissin Healthcare Food Service Co. Ltd.	350,000	4,926
Koito Manufacturing Co., Ltd.	418,000	4,894
ICOM Inc.	160,700	4,891
Sanie-International Co., Ltd.	175,000	4,352
The Musashino Bank, Ltd.	90,000	4,268
^ ALPHA Corp.	201,000	3,965
Nishio Rent All Co. Ltd.	187,000	3,687
Kureha Chemical Industry Co.	700,000	3,544
^ Daido Steel Co., Ltd.	446,000	3,221
^ Fullcast Co., Ltd.	2,858	3,093
^ Nidec Copal Corp.	271,400	3,080
Fujikura Kasei Co., Ltd.	295,800	3,051
^ Nagase & Co., Ltd.	240,000	2,992
Daihatsu Deisel MFG, Co., Ltd.	225,000	2,898
DC Co., Ltd.	519,000	2,895
^ eAccess Ltd.	5,200	2,824
^ Right On Co. Ltd.	195,000	2,524
^ The Minato Bank, Ltd.	1,109,000	2,480
Sumitomo Forestry Co.	223,000	2,053
AUCNET Inc.	120,000	1,751
* Dowa Mining Co., Ltd. Rights Exp. 1/29/10	2,300,000	1,395
Hard Off Corp. Co., Ltd.	209,000	1,156
Thine Electronics Inc.	600	718

		528,393

Malaysia (0.2%)
* TIME dotCom Bhd.	15,000,000	5,658

Netherlands (3.9%)
Heijmans NV	600,000	34,077
^ Koninklijke Ten Cate NV	574,219	23,708
Fugro NV	342,000	22,759
Macintosh Retail Group NV	500,000	20,368
* Smartrac NV	303,845	11,828
Arcadis NV	113,000	10,517
Eriks Group NV	26,652	2,380

		125,637

Norway (0.3%)
* Stepstone ASA	2,020,065	8,152

Philippines (0.2%)
Aboitiz Equity Ventures Inc.	45,000,000	6,883

Singapore (2.8%)
Singapore Exchange Ltd.	3,353,000	21,172
ComfortDelGro Corp. Ltd.	15,318,000	20,593
Sembcorp Industries Ltd.	5,237,000	19,520
^ Yanlord Land Group Ltd.	8,555,000	18,043
SMRT Corp. Ltd.	5,225,000	6,092
Want Want Holdings Ltd.	2,603,000	5,989

		91,409

South Korea (5.4%)
Samsung Corp.	726,140	48,233
Amorepacific Corp.	46,643	33,465
Kumkang Korea Chemical Co., Ltd.	48,060	22,018
Hite Brewery Co., Ltd.	160,600	21,115
Pusan Bank	1,096,710	20,998
Daegu Bank	807,820	15,818
Yuhan Corp.	57,839	12,211

		173,858

Spain (1.2%)
^ Red Electrica de Espana SA	600,000	27,077
^ Enagas SA	550,000	13,075

		40,152

Sweden (4.8%)
Swedish Match AB	2,100,000	40,924
^ Saab AB	1,350,000	37,034
Munters AB	1,800,000	30,341
*^ Transcom WorldWide SA	2,700,000	19,996
^ Oriflame Cosmetics SA	340,000	17,256
^ D. Carnegie & Co. AB	600,000	11,677

		157,228

Switzerland (6.0%)
Sika Finanz AG (Bearer)	26,000	49,517
Helvetia Patria Holding AG	90,000	34,381
BKW FMB Energie AG	250,000	26,007
Geberit AG	140,000	22,824
Kuoni Reisen Holding AG (Registered)	26,000	15,381
Jelmoli Holding AG	4,800	15,079
Bank Sarasin & Cie AG	3,000	12,239
Mobilezone Holding AG	1,423,820	9,290
Schweizerhall Holding AG	34,944	6,213
* Arpida Ltd.	92,700	2,833

		193,764

Taiwan (0.7%)
*2 Catcher Technology Warrants Exp. 11/29/10	1,797,530	16,608
*2 Basso Industry Warrants Exp. 5/3/11	2,795,855	4,833

		21,441

Thailand (0.5%)
Bank of Ayudhya PLC (Foreign)	22,708,100	17,769

United Kingdom (17.5%)
SIG PLC	1,300,000	34,217
Babcock International Group PLC	3,227,082	33,628
WS Atkins PLC	1,200,000	25,333
Carillion PLC	3,000,000	23,910
Findel PLC	1,600,000	22,340
J.D. Wetherspoon PLC	1,775,000	21,015
Meggitt PLC	3,111,964	19,237
Inchcape PLC	1,860,000	17,236
Quintain Estates & Development PLC	900,000	16,679
Domestic & General Group PLC	595,000	16,089
The Go-Ahead Group PLC	280,000	15,614
Speedy Hire PLC	640,000	15,541
Forth Ports PLC	380,000	14,724
Balfour Beatty PLC	1,700,000	14,704
Amec PLC	1,000,000	12,805
Alfred McAlpine Group PLC	1,398,635	12,776
* Imperial Energy Corp. PLC	670,000	12,710
Headlam Group PLC	1,100,000	12,528
National Express Group PLC	500,000	11,531
First Choice Holidays PLC	1,800,000	11,182
William Hill PLC	900,000	10,950
* Premier Oil PLC	481,503	10,627
Whatman PLC	2,201,504	10,243
* Invensys PLC	1,350,000	10,209
Nestor Healthcare Group PLC	3,020,445	9,769
ICAP PLC	1,000,000	9,624
Shaftesbury PLC	850,000	9,552
Venture Production PLC	600,000	9,403
* Leo Capital PLC	6,150,108	9,110
Ultra Electronics Holdings PLC	375,000	8,356
Chrysalis Group PLC	3,500,000	8,252
John Wood Group PLC	1,200,000	7,803
Alexon Group PLC	1,700,000	7,785
Homeserve PLC	200,000	7,029
BPP Holdings PLC	600,000	6,732
Derwent London PLC	200,000	6,689
* CSR PLC	450,000	6,531
The Future Network PLC	7,200,000	6,525
Intermediate Capital Group PLC	225,000	6,319
Paragon Group Cos. PLC	700,000	6,209
* AEA Technology PLC	2,559,950	5,588
Goldshield Group PLC	1,050,601	4,860
Lawrence PLC	1,112,700	4,523
Erinaceous Group PLC	971,826	4,258
RM PLC	1,000,000	4,212
Redrow PLC	400,000	4,068
Bellway PLC	150,000	3,744
* I-Mate PLC	2,100,000	2,586
* Stagecoach Group PLC - B Shares	2,000,000	2,559
Devro PLC	638,646	1,324
Carter & Carter Group PLC	129,770	160
* Pinnacle Staffing Group PLC	723,983	97

		569,495

Total Common Stocks
(Cost $2,265,584)		3,221,987

Temporary Cash Investment (8.0%)

3 Vanguard Market Liquidity Fund, 5.302%
(Cost $259,325)	259,324,716	259,325

Total Investments (107.1%)
(Cost $2,524,909)		3,481,312

Other Assets and Liabilities - Net (-7.1%)		(231,883)

Net Assets (100%)		3,249,429

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $21,441,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At July 31, 2007, the cost of investment securities for tax purposes was $2,542,297,000. Net unrealized appreciation of investment securities for tax purposes was $939,015,000, consisting of unrealized gains of $1,033,442,000 on securities that had risen in value since their purchase and $94,427,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	July 31, 2007 Market Value ($000)

cash.life AG	n/a 1	2,763	-	300	11,732
Saft Groupe SA	n/a 1	12,921	-	1,022	56,599

	-			1,322	68,331

1  At October 31, 2006, the issuer was not affiliated company of the fund.

Vanguard Mid-Cap Growth Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (93.6%)

Consumer Discretionary (17.4%)
*^ Life Time Fitness, Inc.	391,642	20,138
Strayer Education, Inc.	83,683	12,680
Lamar Advertising Co. Class A	210,006	12,502
* Tractor Supply Co.	258,672	12,292
* Gaylord Entertainment Co.	210,755	10,534
PetSmart, Inc.	296,655	9,591
* O'Reilly Automotive, Inc.	283,394	9,440
Polo Ralph Lauren Corp.	98,055	8,761
* Scientific Games Corp.	227,175	7,794
* Penn National Gaming, Inc.	132,390	7,612
Phillips-Van Heusen Corp.	146,220	7,612
Hilton Hotels Corp.	171,965	7,603
International Game Technology	194,955	6,886
* GameStop Corp. Class A	145,705	5,879
* Morningstar, Inc.	110,404	5,408
* Dick's Sporting Goods, Inc.	93,612	5,264
DeVry, Inc.	154,080	4,992
* The Goodyear Tire & Rubber Co.	172,350	4,950
* Urban Outfitters, Inc.	200,740	4,027
J.C. Penney Co., Inc. (Holding Co.)	57,460	3,910
* Discovery Holding Co. Class A	148,985	3,534
* National CineMedia Inc.	141,520	3,524
Family Dollar Stores, Inc.	110,815	3,282
* IAC/InterActiveCorp	76,830	2,208

		180,423

Consumer Staples (1.7%)
* Hansen Natural Corp.	183,440	7,438
^ Whole Foods Market, Inc.	160,950	5,962
* Bare Escentuals, Inc.	158,015	4,458

		17,858

Energy (8.7%)
* Grant Prideco, Inc.	306,675	17,204
Smith International, Inc.	214,641	13,181
* Ultra Petroleum Corp.	175,540	9,706
XTO Energy, Inc.	146,738	8,002
* Superior Energy Services, Inc.	194,135	7,828
* Forest Oil Corp.	187,880	7,603
* Complete Production Services, Inc.	288,535	6,691
Range Resources Corp.	177,185	6,581
* National Oilwell Varco Inc.	53,150	6,384
*^ Cal Dive International, Inc.	293,375	4,465
* Southwestern Energy Co.	58,065	2,359

		90,004

Financials (7.0%)
* Affiliated Managers Group, Inc.	167,865	18,969
* IntercontinentalExchange Inc.	96,023	14,512
Lazard Ltd. Class A	225,945	8,367
MBIA, Inc.	133,390	7,483
* CB Richard Ellis Group, Inc.	210,345	7,345
Jones Lang LaSalle Inc.	44,180	4,850
* Philadelphia Consolidated Holding Corp.	122,510	4,428
BOK Financial Corp.	72,762	3,639
* E*TRADE Financial Corp.	179,725	3,328

		72,921

Health Care (12.1%)
IMS Health, Inc.	563,485	15,851
Pharmaceutical Product Development, Inc.	404,178	13,540
* IDEXX Laboratories Corp.	132,906	13,325
* Gen-Probe Inc.	161,300	10,163
C.R. Bard, Inc.	125,019	9,810
*^ Integra LifeSciences Holdings	180,063	8,940
* Covance, Inc.	123,335	8,704
*^ Healthways, Inc.	199,082	8,700
* DaVita, Inc.	163,350	8,648
* Henry Schein, Inc.	144,265	7,839
* Express Scripts Inc.	148,560	7,447
Allergan, Inc.	121,075	7,038
* ResMed Inc.	123,814	5,322

		125,327

Industrials (17.5%)
Precision Castparts Corp.	152,100	20,847
Fastenal Co.	397,751	17,927
* McDermott International, Inc.	175,255	14,536
* FTI Consulting, Inc.	329,370	13,514
MSC Industrial Direct Co., Inc. Class A	238,275	11,983
Harsco Corp.	188,010	9,901
Rockwell Collins, Inc.	143,012	9,825
Robert Half International, Inc.	277,715	9,440
Ametek, Inc.	241,415	9,420
Expeditors International of Washington, Inc	196,270	8,769
Rockwell Automation, Inc.	111,200	7,783
Roper Industries Inc.	127,030	7,619
* RSC Holdings Inc.	344,180	7,307
Oshkosh Truck Corp.	126,005	7,214
* BE Aerospace, Inc.	144,060	5,843
* Stericycle, Inc.	121,690	5,834
* IHS Inc. Class A	107,830	5,113
C.H. Robinson Worldwide Inc.	98,465	4,790
* Corrections Corp. of America	117,385	3,386

		181,051

Information Technology (24.8%)
Paychex, Inc.	606,047	25,078
* Cognizant Technology Solutions Corp.	232,625	18,838
Jabil Circuit, Inc.	626,925	14,125
* Activision, Inc.	725,024	12,405
* j2 Global Communications, Inc.	348,377	11,371
* Silicon Laboratories Inc.	297,885	10,375
* Iron Mountain, Inc.	371,810	9,961
Microchip Technology, Inc.	264,574	9,607
* VeriFone Holdings, Inc.	253,030	9,213
* Autodesk, Inc.	215,345	9,124
* Network Appliance, Inc.	315,745	8,948
* FLIR Systems, Inc.	189,058	8,252
FactSet Research Systems Inc.	122,310	8,071
* Global Cash Access, Inc.	570,910	7,799
* Intuit, Inc.	264,059	7,563
Maxim Integrated Products, Inc.	231,635	7,343
* VistaPrint Ltd.	185,720	6,342
* MICROS Systems, Inc.	116,975	6,232
Fidelity National Information Services, Inc	122,720	6,091
Amphenol Corp.	169,100	5,793
Global Payments Inc.	154,420	5,775
*^ Business Objects S.A. ADR	123,540	5,559
* MEMC Electronic Materials, Inc.	88,694	5,439
Intersil Corp.	182,230	5,330
* F5 Networks, Inc.	60,270	5,225
National Semiconductor Corp.	194,955	5,067
* FormFactor Inc.	120,255	4,617
* Comverse Technology, Inc.	219,785	4,232
* Akamai Technologies, Inc.	119,640	4,063
* aQuantive, Inc.	56,115	3,712
* Alliance Data Systems Corp.	37,735	2,898
* ValueClick, Inc.	123,830	2,647

		257,095

Materials (2.0%)
* RTI International Metals, Inc.	108,580	8,604
Ecolab, Inc.	166,050	6,992
Airgas, Inc.	116,143	5,424

		21,020

Telecommunication Services (1.8%)
* American Tower Corp. Class A	208,500	8,686
* Metropcs Communications Inc.	144,675	5,298
*^ Clearwire Corp.	157,085	4,482

		18,466

Exchange-Traded Fund (0.6%)
1 Vanguard Mid-Cap ETF	82,700	6,362

Total Common Stocks
(Cost $862,024)		970,527

Temporary Cash Investments (8.3%)

Money Market Fund (7.9%)
2 Vanguard Market Liquidity Fund, 5.302%	82,722,730	82,723

	Face Amount
	($000)

U.S. Agency Obligation (0.4%)
3 Federal National Mortgage Assn.
4 5.204%, 10/3/07	4,000	3,964

Total Temporary Cash Investments
(Cost $86,674)		86,687

Total Investments (101.9%)
(Cost $948,698)		1,057,214

Other Assets and Liabilities—Net (-1.9%)		(20,202)

Net Assets (100%)		1,037,012

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $3,964,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $948,698,000. Net unrealized appreciation of investment securities for tax purposes was $108,516,000, consisting of unrealized gains of $135,016,000 on securities that had risen in value since their purchase and $26,500,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.2% and 4.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P Midcap 400 Index	44	18,951	(1,098)
E-mini S&P Midcap 400 Index	112	9,648	(558)
E-mini NASDAQ 100	184	7,160	(198)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Selected Value Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (86.1%)

Consumer Discretionary (16.2%)
The Stanley Works	1,861,900	103,019
Idearc Inc.	2,966,700	102,974
Royal Caribbean Cruises, Ltd.	2,479,000	95,516
Advance Auto Parts, Inc.	2,584,800	89,873
* Hanesbrands Inc.	2,599,800	80,620
Sherwin-Williams Co.	1,096,100	76,387
Family Dollar Stores, Inc.	2,541,100	75,267
Dillard's Inc.	2,451,900	73,287
Genuine Parts Co.	1,170,800	55,707
Whirlpool Corp.	513,500	52,434
Service Corp. International	3,525,600	42,730
* Dana Corp.	2,976,400	1,979

		849,793

Consumer Staples (5.2%)
Carolina Group	1,519,800	115,186
Reynolds American Inc.	1,721,600	105,310
UST, Inc.	923,400	49,448

		269,944

Energy (7.4%)
Murphy Oil Corp.	2,069,800	128,410
El Paso Corp.	7,180,100	119,549
Venture Production PLC	3,500,000	54,850
Marathon Oil Corp.	823,200	45,441
Overseas Shipholding Group Inc.	472,900	36,692

		384,942

Financials (18.3%)
Annaly Mortgage Management Inc. REIT	7,946,900	114,833
Willis Group Holdings Ltd.	2,662,600	108,075
People's United Financial Inc.	6,231,197	100,447
1 First Industrial Realty Trust REIT	2,433,800	94,212
Axis Capital Holdings Ltd.	2,481,900	91,458
Unum Group	3,537,900	85,971
1 The South Financial Group, Inc.	3,811,700	82,180
CNA Financial Corp.	1,687,200	70,053
American Financial Realty Trust REIT	5,893,800	51,689
New York Community Bancorp, Inc.	3,004,700	48,766
Radian Group, Inc.	1,304,000	43,958
XL Capital Ltd. Class A	329,800	25,678
American National Insurance Co.	119,511	17,871
American Financial Group, Inc.	403,800	11,343
IPC Holdings Ltd.	358,700	8,899
Hudson City Bancorp, Inc.	330,000	4,033

		959,466

Health Care (8.7%)
* Coventry Health Care Inc.	2,185,200	121,956
Hillenbrand Industries, Inc.	1,703,375	107,381
Omnicare, Inc.	2,795,700	92,705
Quest Diagnostics, Inc.	1,433,100	79,494
Valeant Pharmaceuticals International	3,410,400	53,509

		455,045

Industrials (11.2%)
L-3 Communications Holdings, Inc.	1,351,400	131,843
Goodrich Corp.	1,772,400	111,502
* Air France KLM ADR	2,433,200	109,737
Ryder System, Inc.	1,659,900	90,249
ITT Industries, Inc.	1,148,900	72,243
^ Briggs & Stratton Corp.	1,935,000	54,877
Pitney Bowes, Inc.	380,900	17,560

		588,011

Information Technology (7.8%)
*1 Tech Data Corp.	3,129,709	117,270
MasterCard, Inc. Class A	687,800	110,598
* Solectron Corp.	25,000,000	94,000
* Semiconductor Manufacturing International Corp. ADR	4,626,200	29,746
*^ Qimonda AG ADR	1,594,800	23,603
* Micron Technology, Inc.	1,841,300	21,856
* Spansion Inc. Class A	1,292,500	13,713

		410,786

Materials (1.5%)
* Domtar Corp.	8,333,500	79,252

Utilities (9.8%)
Pinnacle West Capital Corp.	4,826,500	180,897
Xcel Energy, Inc.	4,798,100	97,402
MDU Resources Group, Inc.	3,409,800	92,951
CenterPoint Energy Inc.	4,303,300	70,918
* Reliant Energy, Inc.	2,646,200	67,955

		510,123

Total Common Stocks
(Cost $3,657,785)		4,507,362

Temporary Cash Investments (14.4%)

Money Market Fund (14.2%)
2 Vanguard Market Liquidity Fund, 5.302%	743,906,260	743,906

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)
3 Federal National Mortgage Assn.
4 5.208%, 10/24/2007	10,000	9,882

Total Temporary Cash Investments
(Cost $753,788)		753,788

Total Investments (100.5%)
(Cost $4,411,573)		5,261,150

Other Assets and Liabilities—Net (-0.5%)		(23,750)

Net Assets (100%)		5,237,400

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2007, the cost of investment securities for tax purposes was $4,411,573,000. Net unrealized appreciation of investment securities for tax purposes was $849,577,000, consisting of unrealized gains of $999,343,000 on securities that had risen in value since their purchase and $149,766,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 89.6% and 10.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	502	183,468	(9,145)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions

	Oct. 31,2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jul. 31, 2007 Market Value ($000)

First Industrial Realty Trust REIT	n/a1	52,266	-	1,463	94,212
Tech Data Corp.	144,435	15,541	39,565	-	117,270
The South Financial Group, Inc.	n/a1	15,464	-	1,955	82,180
Winnebago Industries, Inc.	61,497	2,362	59,869	429	-

	205,932			3,847	293,662

1 At October 31, 2006, the issuer was not an affiliated company of the fund.

Vanguard High Yield Dividend Index Fund Schedule of Investments July 31, 2007
	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (6.3%)
Home Depot, Inc.	42,232	1,570
McDonald's Corp.	25,618	1,226
CBS Corp.	14,388	456
Carnival Corp.	10,039	445
Clear Channel Communications, Inc.	10,675	394
General Motors Corp.	12,149	394
Harrah's Entertainment, Inc.	3,979	337
Ford Motor Co.	38,660	329
Fortune Brands, Inc.	3,294	268
Gannett Co., Inc.	5,056	252
Limited Brands, Inc.	8,496	205
VF Corp.	2,360	202
Mattel, Inc.	8,394	192
Whirlpool Corp.	1,705	174
Genuine Parts Co.	3,616	172
Newell Rubbermaid, Inc.	5,933	157
Eastman Kodak Co.	6,196	156
H & R Block, Inc.	6,911	138
Black & Decker Corp.	1,420	123
D. R. Horton, Inc.	6,778	111
The Stanley Works	1,802	100
Autoliv, Inc.	1,753	98
Hasbro, Inc.	3,360	94
Leggett & Platt, Inc.	3,940	82
New York Times Co. Class A	3,168	72
Tribune Co.	2,523	71
Snap-On Inc.	1,300	68
KB Home	1,980	63
Gentex Corp.	2,993	59
Dow Jones & Co., Inc.	1,004	58
Regal Entertainment Group Class A	2,675	57
* Lear Corp.	1,615	54
Polaris Industries, Inc.	798	39
Tupperware Brands Corp.	1,384	36
Belo Corp. Class A	1,892	34
Cooper Tire & Rubber Co.	1,338	31
ArvinMeritor, Inc.	1,462	29
Callaway Golf Co.	1,591	26
Ethan Allen Interiors, Inc.	749	26
IHOP Corp.	362	24
American Axle & Manufacturing Holdings, Inc.	932	23
Citadel Broadcasting Corp.	4,118	21
Modine Manufacturing Co.	791	20
Warner Music Group Corp.	1,609	20
The Pep Boys (Manny, Moe & Jack)	1,125	19
Kellwood Co.	646	17
Asbury Automotive Group, Inc.	692	15
Entercom Communications Corp.	658	15
Triarc Cos., Inc. Class B	994	14
Blyth, Inc.	614	14
Media General, Inc. Class A	476	13
Lee Enterprises, Inc.	758	13
Cato Corp. Class A	605	13
Pier 1 Imports Inc.	1,917	12
Furniture Brands International Inc.	1,127	12
Talbots Inc.	484	11
* Pre-Paid Legal Services, Inc.	206	11
Superior Industries International, Inc.	584	11
La-Z-Boy Inc.	1,059	11
Journal Communications, Inc.	987	10
Monaco Coach Corp.	675	9
Sauer-Danfoss, Inc.	324	9
Tuesday Morning Corp.	696	8
Lithia Motors, Inc.	330	7
Sinclair Broadcast Group, Inc.	455	6
Skyline Corp.	175	5
Kenneth Cole Productions, Inc.	230	5
Sun-Times Media Group, Inc.	1,013	4
Haverty Furniture Cos., Inc.	235	3
Deb Shops, Inc.	90	2
Carmike Cinemas, Inc.	123	2
Kimball International, Inc. Class B	22	-
Nautilus Inc.	25	-

		8,777

Consumer Staples (12.6%)
The Procter & Gamble Co.	68,082	4,212
Altria Group, Inc.	44,889	2,984
The Coca-Cola Co.	49,646	2,587
Kraft Foods Inc.	34,397	1,127
Anheuser-Busch Cos., Inc.	16,359	798
Colgate-Palmolive Co.	11,043	729
Kimberly-Clark Corp.	9,858	663
Sysco Corp.	13,332	425
General Mills, Inc.	7,369	410
Avon Products, Inc.	9,396	338
Kellogg Co.	6,394	331
H.J. Heinz Co.	6,964	305
Reynolds American Inc.	4,768	292
ConAgra Foods, Inc.	10,795	274
Sara Lee Corp.	15,707	249
Campbell Soup Co.	6,332	233
Wm. Wrigley Jr. Co.	3,435	198
The Clorox Co.	3,235	196
SuperValu Inc.	4,473	186
UST, Inc.	3,464	185
Carolina Group	2,317	176
The Hershey Co.	3,584	165
Molson Coors Brewing Co. Class B	1,519	135
McCormick & Co., Inc.	2,563	88
J.M. Smucker Co.	1,262	70
PepsiAmericas, Inc.	2,007	56
Alberto-Culver Co.	2,044	48
Universal Corp. (VA)	535	30
Lancaster Colony Corp.	528	20
Lance, Inc.	635	16
* Chiquita Brands International, Inc.	856	15
Nu Skin Enterprises, Inc.	925	14
Vector Group Ltd.	660	14
Reddy Ice Holdings, Inc.	413	12
WD-40 Co.	370	12
Nash-Finch Co.	254	10
Weis Markets, Inc.	208	8
The Topps Co., Inc.	738	7
Alico, Inc.	114	6
Farmer Brothers, Inc.	96	2

		17,626

Energy (12.6%)
ExxonMobil Corp.	120,792	10,283
Chevron Corp.	46,269	3,945
ConocoPhillips Co.	35,333	2,856
Spectra Energy Corp.	13,394	341
Teekay Shipping Corp.	1,210	68
Ship Finance International Ltd.	1,185	33
Nordic American Tanker Shipping Ltd.	569	23
Crosstex Energy, Inc.	764	22
Tsakos Energy Navigation Ltd.	298	22
Knightsbridge Tankers Ltd.	458	12
General Maritime Corp.	449	12

		17,617

Financials (25.0%)
Citigroup, Inc.	105,361	4,907
Bank of America Corp.	95,594	4,533
JPMorgan Chase & Co.	73,251	3,224
Wells Fargo & Co.	71,714	2,422
Wachovia Corp.	41,007	1,936
Fannie Mae	20,780	1,243
U.S. Bancorp	37,353	1,119
Bank of New York Mellon Corp.	24,072	1,024
Freddie Mac	14,229	815
The Travelers Cos., Inc.	14,270	725
Washington Mutual, Inc.	18,956	711
The Allstate Corp.	13,041	693
The Hartford Financial Services Group Inc.	6,782	623
SunTrust Banks, Inc.	7,582	594
PNC Financial Services Group	7,460	497
Regions Financial Corp.	15,087	454
Fifth Third Bancorp	11,903	439
BB&T Corp.	11,648	436
SLM Corp.	8,848	435
The Chubb Corp.	8,625	435
National City Corp.	12,433	365
Lincoln National Corp.	5,850	353
Marsh & McLennan Cos., Inc.	11,740	323
XL Capital Ltd. Class A	3,759	293
KeyCorp	8,425	292
M & T Bank Corp.	2,343	249
Marshall & Ilsley Corp.	5,608	231
Synovus Financial Corp.	6,949	194
Compass Bancshares Inc.	2,803	194
Comerica, Inc.	3,324	175
Zions Bancorp	2,312	172
MBIA, Inc.	2,798	157
Huntington Bancshares Inc.	7,849	151
American Capital Strategies, Ltd.	3,870	147
Cincinnati Financial Corp.	3,713	146
Hudson City Bancorp, Inc.	11,719	143
Axis Capital Holdings Ltd.	3,300	122
New York Community Bancorp, Inc.	6,797	110
Nuveen Investments, Inc. Class A	1,726	106
People's United Financial Inc.	6,373	103
Fidelity National Financial, Inc. Class A	4,746	99
Willis Group Holdings Ltd.	2,328	94
^ Allied Capital Corp.	3,308	94
Old Republic International Corp.	5,045	93
PartnerRe Ltd.	1,239	88
First Horizon National Corp.	2,760	88
Associated Banc-Corp.	2,728	79
Popular, Inc.	5,871	77
City National Corp.	1,083	77
Colonial BancGroup, Inc.	3,349	73
UnionBanCal Corp.	1,207	67
TCF Financial Corp.	2,695	66
Cullen/Frost Bankers, Inc.	1,323	66
Protective Life Corp.	1,520	65
Federated Investors, Inc.	1,737	63
Arthur J. Gallagher & Co.	2,213	61
Wilmington Trust Corp.	1,462	57
Valley National Bancorp	2,574	54
Bank of Hawaii Corp.	1,110	53
Endurance Specialty Holdings Ltd.	1,389	52
Webster Financial Corp.	1,166	51
Fulton Financial Corp.	3,635	48
Astoria Financial Corp.	2,040	48
Aspen Insurance Holdings Ltd.	1,857	45
Apollo Investment Corp.	2,112	45
Unitrin, Inc.	1,051	45
Washington Federal Inc.	1,952	44
Waddell & Reed Financial, Inc.	1,742	44
BancorpSouth, Inc.	1,799	42
MAF Bancorp, Inc.	685	36
First Midwest Bancorp, Inc.	1,089	36
Whitney Holdings Corp.	1,404	35
IPC Holdings Ltd.	1,378	34
IndyMac Bancorp, Inc.	1,526	34
Chittenden Corp.	1,003	34
The South Financial Group, Inc.	1,540	33
Greater Bay Bancorp	1,204	32
Mercury General Corp.	623	32
Trustmark Corp.	1,229	31
FirstMerit Corp.	1,657	30
First Community Bancorp	599	30
First Niagara Financial Group, Inc.	2,284	29
Commerce Group, Inc.	1,020	29
Westamerica Bancorporation	699	29
International Bancshares Corp.	1,218	27
United Bankshares, Inc.	941	26
Citizens Banking Corp.	1,578	26
Alabama National BanCorporation	474	25
American National Insurance Co.	164	25
Advance America, Cash Advance Centers, Inc.	1,652	24
Erie Indemnity Co. Class A	469	24
MB Financial, Inc.	758	24
Park National Corp.	304	24
Hancock Holding Co.	675	24
Umpqua Holdings Corp.	1,228	23
Zenith National Insurance Corp.	565	23
Harleysville Group, Inc.	755	21
Central Pacific Financial Co.	730	21
Pacific Capital Bancorp	982	21
Glacier Bancorp, Inc.	1,067	20
Frontier Financial Corp.	932	20
F.N.B. Corp.	1,326	20
Old National Bancorp	1,381	20
Provident Financial Services Inc.	1,384	20
S & T Bancorp, Inc.	622	19
MCG Capital Corp.	1,299	19
Student Loan Corp.	99	18
First Financial Bankshares, Inc.	505	18
CVB Financial Corp.	1,863	18
Provident Bankshares Corp.	628	18
Susquehanna Bancshares, Inc.	1,030	18
Corus Bankshares Inc.	1,038	17
Municipal Mortgage & Equity, L.L.C.	734	16
First BanCorp Puerto Rico	1,744	16
Horace Mann Educators Corp.	897	16
Advanta Corp. Class B	595	15
Capitol Federal Financial	463	15
National Penn Bancshares Inc.	989	15
First Commonwealth Financial Corp.	1,532	15
Alfa Corp.	762	14
First Charter Corp.	730	13
TrustCo Bank NY	1,397	13
Community Banks, Inc.	479	12
Brookline Bancorp, Inc.	1,149	12
Amcore Financial, Inc.	479	12
City Holding Co.	347	11
NBT Bancorp, Inc.	628	11
IBERIABANK Corp.	268	11
Safety Insurance Group, Inc.	337	11
Community Bank System, Inc.	597	11
Integra Bank Corp.	563	10
Chemical Financial Corp.	465	10
Anchor Bancorp Wisconsin Inc.	449	10
W.P. Stewart & Co., Ltd.	917	10
Sterling Financial Corp. (PA)	585	10
Capital City Bank Group, Inc.	322	10
Dime Community Bancshares	839	9
Harleysville National Corp.	636	9
Westbanco Inc.	422	9
Community Trust Bancorp Inc.	322	9
Independent Bank Corp. (MA)	338	9
Sandy Spring Bancorp, Inc.	333	9
First Merchants Corp.	426	9
Presidential Life Corp.	512	8
First Financial Bancorp	679	8
First Indiana Corp.	258	8
Farmers Capital Bank Corp.	268	8
Flagstar Bancorp, Inc.	738	8
First Source Corp.	385	8
Partners Trust Financial Group, Inc.	633	8
Northwest Bancorp, Inc.	288	8
U.S.B. Holding Co., Inc.	311	7
Cadence Financial Corp.	411	7
Arrow Financial Corp.	353	7
First Community Bancshares, Inc.	267	7
S.Y. Bancorp, Inc.	276	6
First Financial Holdings, Inc.	231	6
Simmons First National Corp.	268	6
KNBT Bancorp Inc.	470	6
Washington Trust Bancorp, Inc.	256	6
Flushing Financial Corp.	403	6
Bank Mutual Corp.	569	6
First Busey Corp.	307	6
* Scottish Re Group Ltd.	1,411	6
Renasant Corp.	300	6
Seacoast Banking Corp. of Florida	358	6
Omega Financial Corp.	239	6
Suffolk Bancorp	196	6
Sterling Bancorp	358	5
Lakeland Bancorp, Inc.	458	5
Midwest Banc Holdings, Inc.	355	5
Camden National Corp.	138	5
Great Southern Bancorp, Inc.	196	5
Tompkins Trustco, Inc.	155	5
Baldwin & Lyons, Inc. Class B	194	5
Peoples Bancorp, Inc.	218	5
First Bancorp (NC)	270	5
First Financial Corp. (IN)	206	5
Oriental Financial Group Inc.	511	5
Bank of Granite Corp.	335	5
United Community Financial Corp.	594	4
Advanta Corp. Class A	165	4
Peapack Gladstone Financial Corp.	107	3
Kansas City Life Insurance Co.	48	2
Crawford & Co. Class B	315	2
OceanFirst Financial Corp.	112	2
Santander BanCorp	113	1
Irwin Financial Corp.	112	1
Crawford & Co.	235	1
Fremont General Corp.	62	-
PFF Bancorp, Inc.	15	-
Capitol Bancorp Ltd.	10	-
Independent Bank Corp. (MI)	18	-
W Holding Co., Inc.	98	-

		34,868

Health Care (11.1%)
Johnson & Johnson	62,075	3,756
Pfizer Inc.	151,961	3,573
Merck & Co., Inc.	46,662	2,317
Abbott Laboratories	33,088	1,677
Wyeth	28,758	1,395
Eli Lilly & Co.	24,220	1,310
Bristol-Myers Squibb Co.	42,169	1,198
Hillenbrand Industries, Inc.	1,364	86
Brookdale Senior Living Inc.	1,072	43
Owens & Minor, Inc. Holding Co.	840	32
Arrow International, Inc.	539	24
LCA-Vision Inc.	418	15
Landauer, Inc.	205	10
Computer Programs and Systems, Inc.	64	2

		15,438

Industrials (12.6%)
General Electric Co.	221,359	8,580
3M Co.	15,444	1,373
United Parcel Service, Inc.	14,473	1,096
Caterpillar, Inc.	13,740	1,083
Honeywell International Inc.	16,720	962
Emerson Electric Co.	17,158	808
Northrop Grumman Corp.	7,417	564
Raytheon Co.	9,621	533
Waste Management, Inc.	11,141	424
Eaton Corp.	3,140	305
Pitney Bowes, Inc.	4,736	218
Masco Corp.	8,022	218
R.R. Donnelley & Sons Co.	4,687	198
Goodrich Corp.	2,646	166
Avery Dennison Corp.	2,288	140
The Timken Co.	2,095	70
Hubbell Inc. Class B	1,075	62
Laidlaw International Inc.	1,778	60
* Avis Budget Group, Inc.	2,263	58
GATX Corp.	1,081	49
Alexander & Baldwin, Inc.	895	49
Baldor Electric Co.	951	44
Deluxe Corp.	1,122	42
Seaspan Corp	978	35
Briggs & Stratton Corp.	1,163	33
Dryships Inc.	552	32
UAP Holding Corp.	1,069	29
Diana Shipping Inc.	955	27
Mine Safety Appliances Co.	562	26
Barnes Group, Inc.	819	26
Watsco, Inc.	503	25
Eagle Bulk Shipping Inc.	941	25
Genco Shipping and Trading Ltd.	402	23
Steelcase Inc.	1,281	22
Knoll, Inc.	1,068	21
Quintana Maritime Ltd.	1,105	20
Healthcare Services Group, Inc.	699	19
ABM Industries Inc.	760	19
Kaman Corp. Class A	528	18
McGrath RentCorp	575	17
A.O. Smith Corp.	346	17
Pacer International, Inc.	521	11
Ennis, Inc.	518	10
The Standard Register Co.	602	8
Diamond Management and Technology Consultants,Inc.	654	7
Standex International Corp.	238	6
Xerium Technologies Inc.	224	1

		17,579

Information Technology (0.8%)
Paychex, Inc.	8,188	339
Analog Devices, Inc.	7,165	254
Maxim Integrated Products, Inc.	6,912	219
Microchip Technology, Inc.	4,611	167
Diebold, Inc.	1,371	69
United Online, Inc.	989	14
Methode Electronics, Inc. Class A	709	11
Nam Tai Electronics, Inc.	623	8
* Verigy Ltd.	47	1

		1,082

Materials (4.9%)
E.I. du Pont de Nemours & Co.	19,755	923
Dow Chemical Co.	20,470	890
Freeport-McMoRan Copper & Gold, Inc. Class B	8,212	772
Alcoa Inc.	18,579	710
Air Products & Chemicals, Inc.	4,676	404
International Paper Co.	9,302	345
Weyerhaeuser Co.	4,613	329
Nucor Corp.	6,450	324
PPG Industries, Inc.	3,572	272
Lyondell Chemical Co.	5,389	242
Southern Peru Copper Corp. (U.S. Shares)	1,890	213
Rohm & Haas Co.	3,512	198
Temple-Inland Inc.	2,261	131
MeadWestvaco Corp.	3,916	127
Eastman Chemical Co.	1,824	126
Lubrizol Corp.	1,513	95
Sonoco Products Co.	2,153	79
Bemis Co., Inc.	2,304	68
RPM International, Inc.	2,660	63
Cabot Corp.	1,415	57
Chemtura Corp.	5,409	56
Packaging Corp. of America	1,635	42
Louisiana-Pacific Corp.	2,165	40
Worthington Industries, Inc.	1,770	37
Olin Corp.	1,530	32
Sensient Technologies Corp.	974	25
Bowater Inc.	1,140	22
Ferro Corp.	902	20
Arch Chemicals, Inc.	549	19
Spartech Corp.	782	17
Compass Minerals International, Inc.	463	15
AMCOL International Corp.	473	14
A. Schulman Inc.	557	13
Glatfelter	891	12
Wausau Paper Corp.	979	11
Greif Inc. Class B Shares	136	7
Schweitzer-Mauduit International, Inc.	295	7
Chesapeake Corp. of Virginia	410	5
Stepan Co.	64	2
NL Industries, Inc.	128	1

		6,765

Telecommunication Services (6.0%)
AT&T Inc.	132,205	5,177
Verizon Communications Inc.	62,457	2,662
Embarq Corp.	3,188	197
Windstream Corp.	10,186	140
Citizens Communications Co.	7,438	107
Golden Telecom, Inc.	334	22
CT Communications, Inc.	456	14
USA Mobility, Inc.	521	12
Alaska Communications Systems Holdings, Inc.	853	12
Iowa Telecommunications Services Inc.	544	11
FairPoint Communications, Inc.	703	11
North Pittsburgh Systems, Inc.	382	9
Surewest Communications	279	8

		8,382

Utilities (8.0%)
Exelon Corp.	14,335	1,006
TXU Corp.	9,930	648
Dominion Resources, Inc.	7,486	630
Southern Co.	16,046	540
FPL Group, Inc.	8,654	500
Public Service Enterprise Group, Inc.	5,360	462
Duke Energy Corp.	26,850	457
Entergy Corp.	4,262	426
FirstEnergy Corp.	6,570	399
PPL Corp.	8,322	392
American Electric Power Co., Inc.	8,485	369
Edison International	6,959	368
Constellation Energy Group, Inc.	3,856	323
PG&E Corp.	7,520	322
Sempra Energy	5,670	299
Consolidated Edison Inc.	5,845	255
Progress Energy, Inc.	5,564	243
Ameren Corp.	4,396	211
Xcel Energy, Inc.	8,717	177
DTE Energy Co.	3,803	176
KeySpan Corp.	3,742	155
Equitable Resources, Inc.	2,641	124
ONEOK, Inc.	2,385	121
Pepco Holdings, Inc.	4,188	113
NiSource, Inc.	5,929	113
CenterPoint Energy Inc.	6,834	113
Wisconsin Energy Corp.	2,545	109
MDU Resources Group, Inc.	3,961	108
SCANA Corp.	2,564	96
Alliant Energy Corp.	2,495	92
Northeast Utilities	3,363	92
Energy East Corp.	3,482	88
National Fuel Gas Co.	1,848	80
Pinnacle West Capital Corp.	2,089	78
Integrys Energy Group, Inc.	1,580	78
TECO Energy, Inc.	4,663	75
NSTAR	2,371	75
OGE Energy Corp.	2,005	66
AGL Resources Inc.	1,734	65
Aqua America, Inc.	2,906	64
UGI Corp. Holding Co.	2,350	61
Puget Energy, Inc.	2,483	57
Atmos Energy Corp.	1,845	52
Great Plains Energy, Inc.	1,786	50
DPL Inc.	1,757	47
PNM Resources Inc.	1,731	45
Westar Energy, Inc.	1,845	42
Vectren Corp.	1,589	40
Nicor Inc.	992	39
Hawaiian Electric Industries Inc.	1,703	39
ITC Holdings Corp.	916	39
Piedmont Natural Gas, Inc.	1,618	38
Portland General Electric Co.	1,297	35
WGL Holdings Inc.	1,068	32
ALLETE, Inc.	699	31
New Jersey Resources Corp.	650	31
Cleco Corp.	1,241	29
Black Hills Corp.	774	29
Southwest Gas Corp.	917	29
IDACORP, Inc.	918	28
Northwest Natural Gas Co.	635	26
UniSource Energy Corp.	715	22
South Jersey Industries, Inc.	645	21
Avista Corp.	1,029	20
NorthWestern Corp.	729	20
Otter Tail Corp.	618	18
UIL Holdings Corp.	570	17
California Water Service Group	430	16
CH Energy Group, Inc.	297	13
Empire District Electric Co.	584	13
American States Water Co.	343	13
The Laclede Group, Inc.	415	12
MGE Energy, Inc.	397	12
Central Vermont Public Service Corp.	211	7

		11,131

Total Common Stocks
(Cost $140,171)		139,265

Temporary Cash Investment (0.4%)
1 Vanguard Market Liquidity Fund, 5.302%
(Cost $628)	627,767	628

Total Investments (100.3%)

(Cost $140,799)		139,893

Other Assets and Liabilities-Net (-0.3%)		(444)

Net Assets (100%)		139,449

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At July 31, 2007, the cost of investment securities for tax purposes was $140,799,000. Net unrealized depreciation of investment securities for tax purposes was $906,000, consisting of unrealized gains of $5,393,000 on securities that had risen in value since their purchase and $6,299,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ JOHN J. BRENNAN (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 11, 2007

VANGUARD WHITEHALL FUNDS

BY:	/s/ THOMAS J. HIGGINS (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.